UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: November 30, 2016

*	This Form N-Q pertains to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of this Registrant has a fiscal year end other than February 28.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2016

MFS® DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 32.6%
Agency - Other - 0.1%
Financing Corp., 9.4%, 2/08/2018	$965,000	$1,059,481
Financing Corp., 10.35%, 8/03/2018	715,000	823,809
Financing Corp., STRIPS, 0%, 11/30/2017	860,000	850,436

		$2,733,726
Asset-Backed & Securitized - 0.6%
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	$850,000	$851,710
Citigroup Commercial Mortgage Trust, FRN, 5.9%, 12/10/2049	198,555	16,343
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	5,843	5,840
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049	1,500,000	1,505,715
CNH Equipment Trust, 2015-C, “A2B”, FRN, 1.008%, 12/17/2018	410,398	410,860
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,074,000	1,088,313
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,888,595
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.134%, 9/15/2039	570,363	580,114
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.877%, 6/15/2039	852,108	864,721
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.134%, 9/15/2039	809,025	826,632
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	60,513
CWCapital Cobalt Ltd., “A4”, FRN, 5.954%, 5/15/2046	986,844	1,000,991
Dryden XXIII Senior Loan Fund, 2012- 23A, “A1R”, FRN, 2.13%, 7/17/2023 (n)	1,019,465	1,017,916
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.135%, 8/15/2020	691,000	694,404
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.058%, 1/19/2025 (n)	1,210,616	1,208,079
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,781,091
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	1,941,832
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.753%, 6/15/2049	1,253,764	1,264,166
Morgan Stanley Capital I Trust, “AM”, FRN, 5.871%, 4/15/2049	945,000	922,045
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,559,532
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	1,258,254	1,265,690

		$20,755,102
Automotive - 0.0%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$748,000	$752,830
Hyundai Capital America, 2%, 3/19/2018 (n)	810,000	809,858
Hyundai Capital America, 2.4%, 10/30/2018 (n)	182,000	182,798

		$1,745,486
Building - 0.4%
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)	$618,000	$496,717
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)	4,284,000	3,973,410
Elementia S.A. de C.V., 5.5%, 1/15/2025	1,808,000	1,676,920
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)	6,819,000	6,928,104

		$13,075,151
Business Services - 0.0%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,052,000	$1,038,711

Cable TV - 0.1%
VTR Finance B.V., 6.875%, 1/15/2024 (n)	$4,248,000	$4,311,720

Chemicals - 0.1%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	$4,558,000	$4,512,420
Equate Petrochemical B.V., 4.25%, 11/03/2026 (n)	824,000	777,650

		$5,290,070

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - 0.0%
Microsoft Corp., 3.125%, 11/03/2025	$476,000	$481,344

Computer Software - Systems - 0.0%
Apple, Inc., 3.25%, 2/23/2026	$1,404,000	$1,412,820

Conglomerates - 0.0%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/2022	$1,857,000	$1,782,720

Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)(n)	$1,409,000	$264,187
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)	2,102,000	387,120
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	3,072,000	565,762

		$1,217,069
Consumer Products - 0.1%
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019	$1,424,000	$1,532,580
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	998,000	1,015,505

		$2,548,085
Consumer Services - 0.1%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)	$5,137,000	$5,034,260

Emerging Market Quasi-Sovereign - 2.6%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	$281,000	$299,968
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	3,257,000	3,242,930
Banco do Brasil S.A., 6.25% to 4/15/2024, FRN to 10/29/2049 (n)	3,705,000	2,645,370
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026 (n)	2,508,000	2,338,083
CNOOC Finance (2012) Ltd., 3.875%, 5/02/2022 (n)	1,123,000	1,156,894
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	2,287,000	2,435,460
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/2022 (n)	2,106,000	2,205,403
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)	3,928,000	4,045,840
Development Bank of Kazakhstan, 4.125%, 12/10/2022	4,894,000	4,626,102
Empresa Nacional del Petroleo, 4.75%, 12/06/2021	1,721,000	1,785,994
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)	2,469,000	2,467,388
Export-Import Bank of India, 3.375%, 8/05/2026 (n)	316,000	297,701
Gaz Capital S.A., 4.95%, 2/06/2028 (n)	3,726,000	3,535,132
Hrvatska Elektroprivreda, 5.875%, 10/23/2022 (n)	3,146,000	3,356,782
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034	4,620,000	4,897,200
Magyar Export-Import Bank PLC, 4%, 1/30/2020	2,518,000	2,580,436
Majapahit Holding B.V., 7.875%, 6/29/2037	2,000,000	2,425,000
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)	2,898,000	2,745,855
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)	2,519,000	2,482,560
ONGC Videsh Ltd., 4.625%, 7/15/2024	5,783,000	5,959,311
Pertamina PT, 6%, 5/03/2042	3,260,000	3,186,419
Pertamina PT, 5.625%, 5/20/2043 (n)	4,150,000	3,911,798
Pertamina PT, 6.45%, 5/30/2044 (n)	3,276,000	3,379,364
Petrobras Global Finance B.V., 8.375%, 5/23/2021	4,986,000	5,347,485
Petrobras Global Finance B.V., 8.75%, 5/23/2026	3,050,000	3,272,650
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)	2,533,000	2,597,728
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)	2,765,000	2,634,326
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)	1,301,000	1,364,027
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)	2,087,000	2,212,220
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023	3,933,000	3,706,794
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	2,926,000	2,942,971

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/2019 (n)		$2,725,000	$2,773,810

			$92,859,001
Emerging Market Sovereign - 3.9%
Dominican Republic, 5.5%, 1/27/2025 (n)		$1,211,000	$1,162,366
Dominican Republic, 8.625%, 4/20/2027		2,335,000	2,614,569
Republic of Argentina, 6%, 12/29/2016		1,201,750	1,199,947
Republic of Argentina, 6.875%, 4/22/2021 (n)		6,587,000	6,866,948
Republic of Argentina, 7.5%, 4/22/2026 (n)		4,428,000	4,472,280
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		6,131,000	3,663,272
Republic of Colombia, 6.125%, 1/18/2041		2,582,000	2,711,100
Republic of Cote d’Ivoire, 6.375%, 3/03/2028 (n)		5,095,000	4,939,399
Republic of Croatia, 5.5%, 4/04/2023 (n)		3,210,000	3,374,513
Republic of Croatia, 6%, 1/26/2024 (n)		2,652,000	2,868,188
Republic of Croatia, 3%, 3/11/2025	EUR	4,500,000	4,752,442
Republic of Hungary, 6.25%, 1/29/2020		$2,470,000	2,710,825
Republic of Hungary, 6.375%, 3/29/2021		2,502,000	2,811,327
Republic of Hungary, 5.75%, 11/22/2023		4,366,000	4,870,491
Republic of Hungary, 5.375%, 3/25/2024		5,344,000	5,871,720
Republic of Indonesia, 4.875%, 5/05/2021 (n)		1,278,000	1,357,959
Republic of Indonesia, 5.375%, 10/17/2023 (n)		3,600,000	3,943,318
Republic of Indonesia, 5.875%, 1/15/2024 (n)		2,730,000	3,064,848
Republic of Indonesia, 4.125%, 1/15/2025 (n)		2,232,000	2,252,530
Republic of Indonesia, 4.75%, 1/08/2026 (n)		4,918,000	5,176,711
Republic of Indonesia, 6.75%, 1/15/2044 (n)		1,060,000	1,319,848
Republic of Kazakhstan, 3.875%, 10/14/2024 (n)		4,262,000	4,257,908
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		4,356,000	4,609,171
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)		711,000	787,205
Republic of Panama, 3.875%, 3/17/2028		4,293,000	4,217,873
Republic of Paraguay, 4.625%, 1/25/2023 (n)		2,912,000	2,899,216
Republic of Paraguay, 6.1%, 8/11/2044 (n)		2,621,000	2,601,343
Republic of Paraguay, 6.1%, 8/11/2044		4,422,000	4,388,835
Republic of South Africa, 4.875%, 4/14/2026		3,453,000	3,435,735
Republic of South Africa, 4.3%, 10/12/2028		3,694,000	3,421,568
Republic of Sri Lanka, 6.125%, 6/03/2025		8,941,000	8,562,921
Republic of Sri Lanka, 6.85%, 11/03/2025		4,040,000	4,055,736
Republic of Sri Lanka, 6.825%, 7/18/2026 (n)		4,202,000	4,212,950
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,209,060
Republic of Turkey, 5.75%, 3/22/2024		3,383,000	3,404,489
Republic of Turkey, 7.375%, 2/05/2025		1,983,000	2,180,019
Republic of Turkey, 4.875%, 10/09/2026		3,189,000	2,961,554
Russian Federation, 4.5%, 4/04/2022 (n)		1,800,000	1,860,750
Russian Federation, 4.875%, 9/16/2023		3,200,000	3,364,000
Russian Federation, 5.875%, 9/16/2043 (n)		4,000,000	4,356,000

			$139,790,934
Energy - Independent - 0.1%
Afren PLC, 11.5%, 2/01/2017 (a)(d)(n)		$200,000	$40
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	1,965,373

			$1,965,413
Energy - Integrated - 0.2%
Inkia Energy Ltd., 8.375%, 4/04/2021		$3,013,000	$3,141,053
Reliance Industries Ltd., 4.125%, 1/28/2025 (n)		4,120,000	4,107,570

			$7,248,623

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - 0.0%
Gruposura Finance S.A., 5.5%, 4/29/2026 (n)	$724,000	$730,335

Food & Beverages - 0.3%
Central American Bottling Corp., 6.75%, 2/09/2022 (n)	$800,000	$816,000
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)	1,145,000	1,282,400
Corporacion Lindley S.A., 6.75%, 11/23/2021	1,010,000	1,131,200
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023 (n)	917,000	919,293
Minerva Luxembourg S.A., 6.5%, 9/20/2026 (n)	5,500,000	5,170,000

		$9,318,893
Local Authorities - 0.1%
Buenos Aires Province, 7.5%, 6/01/2027 (n)	$1,989,000	$1,989,000
State of California (Build America Bonds), 7.6%, 11/01/2040	970,000	1,452,992
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	60,000	73,208

		$3,515,200
Mortgage-Backed - 9.3%
Fannie Mae, 5.05%, 1/01/2017 - 8/01/2019	$112,203	$113,892
Fannie Mae, 6.5%, 2/01/2017 - 10/01/2037	142,730	164,054
Fannie Mae, 1.114%, 2/25/2017	164,779	164,674
Fannie Mae, 5.576%, 4/01/2017	2,108	2,108
Fannie Mae, 1.9%, 6/01/2017	182,001	181,994
Fannie Mae, 5.401%, 6/01/2017	44,568	44,780
Fannie Mae, 5.5%, 8/01/2017 - 4/01/2040	8,659,344	9,754,906
Fannie Mae, 2.71%, 11/01/2017	52,209	52,581
Fannie Mae, 3.189%, 12/01/2017	230,282	232,033
Fannie Mae, 6%, 12/01/2017 - 6/01/2038	619,235	706,112
Fannie Mae, 5.14%, 1/01/2018	23,751	24,367
Fannie Mae, 3.8%, 2/01/2018	194,597	198,101
Fannie Mae, 3.91%, 2/01/2018	132,639	135,095
Fannie Mae, 4%, 3/01/2018 - 2/01/2045	40,650,554	42,905,000
Fannie Mae, 3.99%, 4/01/2018 - 7/01/2021	969,375	1,032,680
Fannie Mae, 5.286%, 6/01/2018	250,073	259,561
Fannie Mae, 3.828%, 7/01/2018	188,282	193,794
Fannie Mae, 5%, 9/01/2018 - 3/01/2042	11,325,433	12,443,705
Fannie Mae, 2.578%, 9/25/2018	1,275,939	1,291,857
Fannie Mae, 5.1%, 3/01/2019	107,077	113,326
Fannie Mae, 5.51%, 3/01/2019	108,004	115,025
Fannie Mae, 5.08%, 4/01/2019	22,264	23,864
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	23,744,031	25,648,010
Fannie Mae, 4.83%, 8/01/2019 - 9/01/2019	67,165	71,929
Fannie Mae, 4.84%, 8/01/2019	73,414	78,637
Fannie Mae, 4.6%, 9/01/2019	121,890	129,724
Fannie Mae, 4.67%, 9/01/2019	27,247	29,106
Fannie Mae, 4.45%, 10/01/2019	84,789	90,226
Fannie Mae, 4.88%, 3/01/2020	395,560	416,051
Fannie Mae, 4.14%, 8/01/2020	39,905	42,606
Fannie Mae, 5.19%, 9/01/2020	92,985	99,273
Fannie Mae, 3.416%, 10/01/2020	801,761	841,823
Fannie Mae, 4.448%, 1/01/2021	1,020,309	1,093,670
Fannie Mae, 3.87%, 7/01/2022	938,844	999,236
Fannie Mae, 2.152%, 1/25/2023	1,298,000	1,279,933
Fannie Mae, 2.41%, 5/01/2023	236,519	236,454
Fannie Mae, 2.55%, 5/01/2023	204,247	205,793

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 2.62%, 5/01/2023	$280,873	$284,099
Fannie Mae, 3.65%, 9/01/2023	819,981	871,221
Fannie Mae, 3.78%, 10/01/2023	479,646	510,593
Fannie Mae, 3.92%, 10/01/2023	987,000	1,063,032
Fannie Mae, 4.5%, 5/01/2025	24,655	26,247
Fannie Mae, 2.7%, 7/01/2025	680,000	676,608
Fannie Mae, 3.96%, 11/01/2025	553,859	596,732
Fannie Mae, 3.59%, 9/01/2026	377,167	397,631
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	31,527,378	32,046,683
Fannie Mae, 4.01%, 1/01/2029	719,958	783,276
Fannie Mae, 4.96%, 6/01/2030	596,317	668,929
Fannie Mae, 3.5%, 1/01/2042 - 5/01/2046	27,790,123	28,599,378
Fannie Mae, FRN, 0.934%, 5/25/2018	1,003,014	1,002,942
Fannie Mae, TBA, 3%, 12/01/2031	2,726,000	2,803,521
Fannie Mae, TBA, 4%, 1/01/2046	13,200,000	13,884,750
Fannie Mae, TBA, 3.5%, 12/01/2046	2,700,000	2,772,879
Freddie Mac, 6%, 8/01/2017 - 10/01/2038	737,410	850,741
Freddie Mac, 5%, 10/01/2017 - 6/01/2040	337,471	364,090
Freddie Mac, 3.154%, 2/25/2018	603,069	613,135
Freddie Mac, 2.699%, 5/25/2018	2,434,048	2,472,513
Freddie Mac, 2.412%, 8/25/2018	2,914,571	2,953,156
Freddie Mac, 2.303%, 9/25/2018	1,515,000	1,535,794
Freddie Mac, 2.323%, 10/25/2018	1,764,821	1,792,567
Freddie Mac, 1.72%, 1/25/2019	1,500,000	1,506,019
Freddie Mac, 2.13%, 1/25/2019	1,740,909	1,757,401
Freddie Mac, 2.086%, 3/25/2019	1,400,000	1,412,201
Freddie Mac, 5.085%, 3/25/2019	2,160,000	2,309,117
Freddie Mac, 1.883%, 5/25/2019	1,000,000	1,007,526
Freddie Mac, 2.456%, 8/25/2019	2,109,000	2,149,765
Freddie Mac, 4.186%, 8/25/2019	1,484,668	1,576,416
Freddie Mac, 4.251%, 1/25/2020	400,000	427,704
Freddie Mac, 4.224%, 3/25/2020	320,000	342,302
Freddie Mac, 3.808%, 8/25/2020	806,000	858,600
Freddie Mac, 3.034%, 10/25/2020	505,000	525,273
Freddie Mac, 2.856%, 1/25/2021	1,434,000	1,483,624
Freddie Mac, 2.791%, 1/25/2022	2,010,000	2,070,608
Freddie Mac, 2.716%, 6/25/2022	1,295,920	1,327,604
Freddie Mac, 2.682%, 10/25/2022	1,626,000	1,657,925
Freddie Mac, 2.51%, 11/25/2022	1,821,000	1,839,430
Freddie Mac, 3.32%, 2/25/2023	677,000	713,336
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,784,781
Freddie Mac, 3.3%, 4/25/2023	1,045,940	1,101,477
Freddie Mac, 3.06%, 7/25/2023	330,000	342,528
Freddie Mac, 2.454%, 8/25/2023	1,348,000	1,349,044
Freddie Mac, 3.458%, 8/25/2023	675,000	715,549
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	4,069,314	4,393,584
Freddie Mac, 5.5%, 10/01/2024 - 6/01/2041	1,226,676	1,379,377
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,559,836
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,152,457
Freddie Mac, 3.329%, 5/25/2025	2,546,000	2,661,418
Freddie Mac, 4%, 7/01/2025 - 9/01/2045	8,390,093	8,826,343
Freddie Mac, 3.01%, 7/25/2025	1,675,000	1,710,672
Freddie Mac, 2.745%, 1/25/2026	2,232,000	2,224,950
Freddie Mac, 2.673%, 3/25/2026	2,200,000	2,178,545

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 6.5%, 5/01/2037	$34,065	$39,987
Freddie Mac, 3.5%, 12/01/2041 - 4/01/2046	26,720,880	27,457,677
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	25,131,609	25,093,249
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	470,824	531,918
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	3,952,693	4,310,890
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	364,961	388,608
Ginnie Mae, 3.5%, 12/15/2041 - 5/20/2046	17,348,395	18,099,284
Ginnie Mae, 3%, 2/15/2043 - 7/20/2043	1,883,630	1,920,653
Ginnie Mae, 6.286%, 4/20/2058	7,219	7,667

		$333,181,842
Municipals - 0.1%
State of California, 5%, 8/01/2027	$1,845,000	$2,175,292
State of Illinois, AGM, 5.1%, 6/01/2033	1,260,000	1,235,531

		$3,410,823
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$4,778,000	$4,718,275

Network & Telecom - 0.3%
Columbus International, Inc., 7.375%, 3/30/2021 (n)	$2,592,000	$2,757,240
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	5,020,000	4,947,953
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)	3,437,000	3,498,866

		$11,204,059
Oil Services - 0.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$3,868,679	$889,796

Other Banks & Diversified Financials - 0.2%
Banco de Bogota S.A., 6.25%, 5/12/2026 (n)	$2,917,000	$2,882,959
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	1,152,000	1,149,523
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)	2,082,000	2,019,540

		$6,052,022
Real Estate - Other - 0.0%
Fibra Uno, REIT, 6.95%, 1/30/2044 (n)	$1,908,000	$1,717,200

Restaurants - 0.0%
McDonald’s Corp., 2.75%, 12/09/2020	$453,000	$458,296

Retailers - 0.2%
Cencosud S.A., 4.875%, 1/20/2023 (n)	$3,733,000	$3,756,843
Cencosud S.A., 5.15%, 2/12/2025 (n)	1,744,000	1,749,888

		$5,506,731
Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$511,000	$594,078
West African Development Bank, 5.5%, 5/06/2021 (n)	2,283,000	2,354,344

		$2,948,422
Telecommunications - Wireless - 0.3%
Digicel Group Ltd., 6%, 4/15/2021 (n)	$2,253,000	$1,957,023
Digicel Group Ltd., 7.125%, 4/01/2022	4,997,000	3,710,272
Digicel Group Ltd., 6.75%, 3/01/2023	2,373,000	2,040,780
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)	2,582,000	2,715,102

		$10,423,177

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 0.2%
Delhi International Airport, 6.125%, 10/31/2026 (n)	$1,078,000	$1,108,845
HPHT Finance (15) Ltd., 2.875%, 3/17/2020 (n)	5,862,000	5,864,491

		$6,973,336
U.S. Government Agencies and Equivalents - 1.0%
AID-Tunisia, 2.452%, 7/24/2021	$728,000	$745,342
AID-Ukraine, 1.844%, 5/16/2019	1,290,000	1,288,061
AID-Ukraine, 1.847%, 5/29/2020	1,680,000	1,675,491
Fannie Mae, 1.125%, 4/27/2017	5,500,000	5,510,610
Fannie Mae, 0.875%, 5/21/2018	4,000,000	3,989,412
Fannie Mae, 1.75%, 11/26/2019	4,750,000	4,790,261
Fannie Mae, 1.625%, 1/21/2020	7,500,000	7,528,215
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	987,000	999,286
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,144,597
Private Export Funding Corp., 2.25%, 3/15/2020	419,000	426,554
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	2,030,232
Private Export Funding Corp., 1.875%, 7/15/2018	850,000	858,587
Small Business Administration, 6.34%, 5/01/2021	25,032	26,670
Small Business Administration, 6.07%, 3/01/2022	28,990	31,011
Small Business Administration, 5.16%, 2/01/2028	108,487	118,281
Small Business Administration, 2.21%, 2/01/2033	311,748	308,131
Small Business Administration, 2.22%, 3/01/2033	572,694	566,981
Small Business Administration, 3.15%, 7/01/2033	660,720	684,668
Small Business Administration, 3.16%, 8/01/2033	776,321	803,673
Small Business Administration, 3.62%, 9/01/2033	632,834	666,260
Tennessee Valley Authority, 1.75%, 10/15/2018	863,000	871,772

		$35,064,095
U.S. Treasury Obligations - 11.5%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$145,427
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,815,816
U.S. Treasury Bonds, 4.5%, 2/15/2036	594,000	756,538
U.S. Treasury Bonds, 4.375%, 2/15/2038	346,000	433,298
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,620,000	5,847,368
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	9,345,285
U.S. Treasury Bonds, 2.875%, 5/15/2043	33,730,000	32,856,460
U.S. Treasury Bonds, 2.5%, 2/15/2045	11,740,000	10,542,614
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024	7,349,214	7,233,353
U.S. Treasury Notes, 0.875%, 12/31/2016	23,778,000	23,790,103
U.S. Treasury Notes, 0.75%, 6/30/2017	31,382,000	31,393,046
U.S. Treasury Notes, 2.625%, 4/30/2018	1,752,000	1,791,488
U.S. Treasury Notes, 2.75%, 2/15/2019	46,949,000	48,533,529
U.S. Treasury Notes, 3.125%, 5/15/2019	1,116,000	1,166,001
U.S. Treasury Notes, 1%, 6/30/2019	27,606,000	27,398,955
U.S. Treasury Notes, 1.625%, 6/30/2019	22,007,000	22,192,695
U.S. Treasury Notes, 2.625%, 8/15/2020	6,082,000	6,297,484
U.S. Treasury Notes, 2%, 11/30/2020	22,044,000	22,292,855
U.S. Treasury Notes, 3.125%, 5/15/2021	3,748,000	3,959,848
U.S. Treasury Notes, 1.75%, 5/15/2022	3,949,000	3,900,870
U.S. Treasury Notes, 2.5%, 8/15/2023	122,056,000	124,559,125
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,137,906
U.S. Treasury Notes, 2.5%, 5/15/2024	5,530,000	5,629,369
U.S. Treasury Notes, 2%, 8/15/2025	11,808,000	11,484,662

		$413,504,095

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - 0.5%
Adani Transmission Ltd., 4%, 8/03/2026 (n)	$260,000	$246,431
Enersis Americas S.A., 4%, 10/25/2026	635,000	609,257
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,177,000	2,339,302
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	2,824,000	2,792,278
Greenko Dutch B.V., 8%, 8/01/2019 (n)	2,261,000	2,391,008
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	950,000	954,266
Transelec S.A., 4.625%, 7/26/2023 (n)	2,780,000	2,957,798
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,640,919
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	3,651,665

		$18,582,924
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)	$3,039,000	$3,016,208
Total Bonds		$1,174,505,964

Common Stocks - 38.0%
Aerospace - 0.2%
Northrop Grumman Corp.	21,876	$5,461,343

Airlines - 0.2%
Air Canada (a)	344,986	$3,467,067
Copa Holdings S.A., “A”	40,743	3,620,830

		$7,087,897
Alcoholic Beverages - 0.1%
AmBev S.A., ADR	378,993	$1,891,175

Apparel Manufacturers - 0.0%
Li & Fung Ltd.	2,802,000	$1,226,459

Automotive - 0.4%
General Motors Co.	266,728	$9,210,118
Magna International, Inc.	138,409	5,592,823

		$14,802,941
Broadcasting - 0.0%
ProSiebenSat.1 Media SE	22,155	$759,257

Business Services - 0.3%
Global Payments, Inc.	180,180	$12,351,339

Cable TV - 0.4%
Charter Communications, Inc., “A” (a)	47,335	$13,031,799

Chemicals - 0.2%
LyondellBasell Industries N.V., “A”	59,337	$5,359,318

Computer Software - 0.1%
Check Point Software Technologies Ltd. (a)	26,821	$2,208,173

Computer Software - Systems - 0.2%
Hon Hai Precision Industry Co. Ltd.	2,740,900	$7,005,228

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 0.2%
Owens Corning	139,877	$7,186,880

Consumer Products - 0.5%
Coty, Inc., “A”	51,778	$968,766
Procter & Gamble Co.	75,095	6,192,334
Svenska Cellulosa Aktiebolaget	471,660	12,580,600

		$19,741,700
Electrical Equipment - 0.5%
IMI PLC	65,176	$791,018
Siemens AG	156,645	17,697,753

		$18,488,771
Electronics - 1.1%
Intel Corp.	241,509	$8,380,362
Samsung Electronics Co. Ltd.	8,695	12,864,843
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	595,448	17,678,851

		$38,924,056
Energy - Independent - 0.7%
Galp Energia SGPS S.A.	455,350	$6,160,423
Pacific Exploration & Production Corp. (a)	34,077	1,331,784
Rice Energy, Inc. (a)	360,484	8,777,785
Valero Energy Corp.	159,102	9,794,319

		$26,064,311
Energy - Integrated - 1.2%
BP PLC	1,739,116	$9,997,549
China Petroleum & Chemical Corp.	12,862,000	9,260,597
Exxon Mobil Corp.	125,614	10,966,102
LUKOIL PJSC, ADR	102,483	5,021,667
OAO Gazprom, ADR	799,638	3,685,532
TOTAL S.A.	116,958	5,572,528

		$44,503,975
Engineering - Construction - 0.2%
VINCI S.A.	110,630	$7,179,291

Food & Beverages - 0.8%
General Mills, Inc.	230,317	$14,035,518
Marine Harvest A.S.A.	380,586	6,843,995
Nestle S.A.	24,900	1,675,184
Tyson Foods, Inc., “A”	107,358	6,099,008

		$28,653,705
Food & Drug Stores - 0.2%
Lawson, Inc.	50,800	$3,534,680
Wesfarmers Ltd.	169,389	5,231,881

		$8,766,561
Gaming & Lodging - 0.1%
Crown Resorts Ltd.	132,391	$1,147,751
Sands China Ltd.	624,400	3,067,488

		$4,215,239

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance -1.2%
MetLife, Inc.	171,539	$9,436,360
Prudential Financial, Inc.	84,873	8,538,224
Swiss Re Ltd.	40,957	3,770,606
Zurich Insurance Group AG	76,846	20,143,070

		$41,888,260
Internet - 0.1%
Facebook, Inc., “A” (a)	28,231	$3,343,115

Major Banks - 0.7%
BNP Paribas	73,907	$4,290,936
BOC Hong Kong Holdings Ltd.	1,308,500	4,919,271
Canadian Imperial Bank of Commerce	74,944	5,912,726
National Australia Bank Ltd.	100,047	2,140,952
Royal Bank of Canada	41,617	2,697,614
Toronto-Dominion Bank	99,139	4,691,629

		$24,653,128
Medical & Health Technology & Services - 0.1%
HCA Holdings, Inc. (a)	72,953	$5,171,638

Metals & Mining - 0.4%
Rio Tinto PLC	349,828	$13,087,373

Natural Gas - Distribution - 0.3%
Engie	744,145	$9,188,146

Network & Telecom - 0.2%
Cisco Systems, Inc.	250,816	$7,479,333

Oil Services - 0.3%
Technip	151,180	$10,472,510

Other Banks & Diversified Financials - 0.8%
Agricultural Bank of China	5,447,000	$2,278,473
China Construction Bank	13,003,000	9,670,128
DBS Group Holdings Ltd.	898,200	10,968,786
UBS Group AG	307,676	4,893,401

		$27,810,788
Pharmaceuticals - 2.2%
Bayer AG	110,028	$10,330,761
Eli Lilly & Co.	198,124	13,298,083
Johnson & Johnson	30,483	3,392,758
Merck & Co., Inc.	480,805	29,420,458
Novartis AG	247,351	17,090,988
Roche Holding AG	31,046	6,922,522

		$80,455,570
Real Estate - 19.4%
Alexandria Real Estate Equities, Inc., REIT	326,081	$35,735,217
AvalonBay Communities, Inc., REIT	264,250	43,466,483
Boardwalk, REIT	657,884	21,842,944
Colony Starwood Homes, REIT	751,654	22,963,030
Equity Commonwealth, REIT (a)	1,097,230	31,907,448

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Equity Lifestyle Properties, Inc., REIT	449,290	$31,194,205
Gramercy Property Trust, Inc., REIT	2,994,039	26,167,901
Life Storage, Inc., REIT	420,018	34,118,062
Medical Properties Trust, Inc., REIT	3,055,391	36,420,261
Mid-America Apartment Communities, Inc., REIT	407,000	37,293,410
OUTFRONT Media, Inc., REIT	907,063	22,867,058
Parkway, Inc., REIT (a)	400,303	7,845,939
Public Storage, Inc., REIT	297,554	62,278,052
Rexford Industrial Realty, Inc., REIT	762,861	16,851,599
Simon Property Group, Inc., REIT	286,619	51,491,103
STAG Industrial, Inc., REIT	850,041	20,069,468
Starwood Property Trust, Inc., REIT	1,055,628	23,719,961
Store Capital Corp., REIT	982,770	24,294,074
Sun Communities, Inc., REIT	340,958	24,606,939
Tanger Factory Outlet Centers, Inc., REIT	620,940	21,403,802
Urban Edge Properties, REIT	771,648	20,903,943
Vornado Realty Trust, REIT	277,948	27,169,417
Washington Prime Group, Inc., REIT	2,808,819	28,144,366
Weyerhaeuser Co., REIT	849,372	26,186,139

		$698,940,821
Restaurants - 0.1%
Greggs PLC	112,168	$1,265,908
Yum China Holdings, Inc. (a)	37,237	1,047,104
YUM! Brands, Inc.	36,769	2,330,787

		$4,643,799
Specialty Chemicals - 0.2%
PTT Global Chemical PLC	4,692,400	$8,219,706

Specialty Stores - 0.6%
Gap, Inc.	611,668	$15,273,350
Just Eat PLC (a)	739,386	5,416,576
Urban Outfitters, Inc. (a)	64,156	2,027,330

		$22,717,256
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	188,215	$19,248,748
Vodafone Group PLC	2,339,308	5,675,341

		$24,924,089
Telephone Services - 0.9%
AT&T, Inc.	75,555	$2,918,690
British Telecom Group, PLC	2,606,335	11,645,196
Nippon Telegraph & Telephone Corp.	132,600	5,335,779
TDC A.S. (a)	972,554	4,948,418
Verizon Communications, Inc.	128,843	6,429,266

		$31,277,349
Tobacco - 1.3%
Altria Group, Inc.	423,172	$27,053,386
Imperial Brands PLC	68,879	2,958,608
Philip Morris International, Inc.	147,613	13,031,276
Reynolds American, Inc.	65,882	3,564,216

		$46,607,486

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 0.9%
American Electric Power Co., Inc.	232,449	$13,726,113
Korea Electric Power Corp.	110,898	4,391,027
SSE PLC	545,247	10,062,642
Xcel Energy, Inc.	132,104	5,153,377

		$33,333,159
Total Common Stocks		$1,369,122,944

Convertible Preferred Stocks - 0.4%
Pharmaceuticals - 0.0%
Allergan PLC, 5.5%	2,056	$1,474,152

Utilities - Electric Power - 0.4%
Exelon Corp., 6.5%	288,068	$13,207,918
Total Convertible Preferred Stocks		$14,682,070
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.1%
iShares Dow Jones U.S. Real Estate ETF - January 2017 @ $68	4,200	$197,400
iShares Dow Jones U.S. Real Estate ETF - January 2017 @ $70	5,600	436,800
iShares Dow Jones U.S. Real Estate ETF - June 2017 @ $67	5,250	1,008,000
iShares Dow Jones U.S. Real Estate ETF - March 2017 @ $69	5,000	710,000
iShares Dow Jones U.S. Real Estate ETF - March 2017 @ $71	4,200	789,600
Total Put Options Purchased		$3,141,800
Issuer	Shares/Par
Underlying Affiliated Funds - 28.2%
MFS High Yield Pooled Portfolio (v)	111,433,002	$1,014,040,314

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.46% (v)	43,853,903	$43,853,903
Total Investments		$3,619,346,995

Other Assets, Less Liabilities - (0.5)%		(18,008,550)
Net Assets - 100.0%		$3,601,338,445

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $222,421,224, representing 6.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 11/30/16

Forward Foreign Currency Exchange Contracts at 11/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Goldman Sachs International	4,483,236	12/09/16	$5,039,080	$4,752,633	$286,447

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,003,573,248	$—	$—	$1,003,573,248
United Kingdom	60,900,211	—	—	60,900,211
Switzerland	54,495,772	—	—	54,495,772
Canada	44,204,805	—	—	44,204,805
France	36,703,412	—	—	36,703,412
Germany	28,787,772	—	—	28,787,772
Taiwan	17,678,851	7,005,228	—	24,684,079
China	1,047,104	21,209,198	—	22,256,302
South Korea	—	17,255,870	—	17,255,870
Other Countries	49,440,348	44,645,001	—	94,085,349
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	451,301,916	—	451,301,916
Non-U.S. Sovereign Debt	—	235,598,359	—	235,598,359
Municipal Bonds	—	3,410,823	—	3,410,823
U.S. Corporate Bonds	—	7,639,973	—	7,639,973
Residential Mortgage-Backed Securities	—	333,181,842	—	333,181,842
Commercial Mortgage-Backed Securities	—	17,423,846	—	17,423,846
Asset-Backed Securities (including CDOs)	—	3,331,259	—	3,331,259
Foreign Bonds	—	122,617,940	—	122,617,940
Mutual Funds	1,057,894,217	—	—	1,057,894,217
Total Investments	$2,354,725,740	$1,264,621,255	$—	$3,619,346,995

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$286,447	$—	$286,447

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets and liabilities.

Of the level 2 investments presented above, equity investments amounting to $15,262,733 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $164,849,497 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,607,265,714
Gross unrealized appreciation	141,020,314
Gross unrealized depreciation	(128,939,033)
Net unrealized appreciation (depreciation)	$12,081,281

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	114,536,783	16,379,804	(19,483,585)	111,433,002
MFS Institutional Money Market Portfolio	88,669,227	618,718,387	(663,533,711)	43,853,903

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(16,942,037)	$—	$50,642,083	$1,014,040,314
MFS Institutional Money Market Portfolio	(230)		308,480	43,853,903

	$(16,942,267)	$—	$50,950,563	$1,057,894,217

QUARTERLY REPORT

November 30, 2016

MFS® GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 98.9%
Agency - Other - 3.8%
Financing Corp., 10.7%, 10/06/2017	$14,360,000	$15,532,250
Financing Corp., 9.4%, 2/08/2018	11,750,000	12,900,419
Financing Corp., 9.8%, 4/06/2018	14,975,000	16,727,330
Financing Corp., 10.35%, 8/03/2018	15,165,000	17,472,810
Financing Corp., STRIPS, 0%, 11/30/2017	18,780,000	18,571,148

		$81,203,957
Asset-Backed & Securitized - 3.8%
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	$1,000,000	$1,002,011
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	248,922	248,793
CNH Equipment Trust, 2015-C, “A2B”, FRN, 1.008%, 12/17/2018	1,445,185	1,446,813
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,049,084
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,056,502
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,261,019
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,560,863
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.134%, 9/15/2039	3,645,005	3,707,320
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.877%, 6/15/2039	4,878,716	4,950,932
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.134%, 9/15/2039	4,632,039	4,732,845
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,494,399
CWCapital Cobalt Ltd., “A4”, FRN, 5.954%, 5/15/2046	5,653,769	5,734,817
Dryden XXIII Senior Loan Fund, 2012- 23A, “A1R”, FRN, 2.13%, 7/17/2023 (n)	3,839,691	3,833,856
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.135%, 8/15/2020	2,875,000	2,889,164
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.058%, 1/19/2025 (n)	4,622,359	4,612,671
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,500,000	5,597,715
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.753%, 6/15/2049	8,057,957	8,124,811
Morgan Stanley Capital I Trust, “AM”, FRN, 5.871%, 4/15/2049	5,336,000	5,206,384
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	5,531,348	5,687,002
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	2,177,277	2,190,145

		$80,387,146
Automotive - 0.3%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$2,611,000	$2,627,858
Hyundai Capital America, 2%, 3/19/2018 (n)	3,122,000	3,121,454
Hyundai Capital America, 2.4%, 10/30/2018 (n)	654,000	656,869

		$6,406,181
Business Services - 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$4,048,000	$3,996,866

Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$1,640,000	$1,658,412

Computer Software - Systems - 0.2%
Apple, Inc., 3.25%, 2/23/2026	$5,398,000	$5,431,910

Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$3,719,000	$3,784,231

Local Authorities - 0.4%
State of California (Build America Bonds), 7.6%, 11/01/2040	$4,220,000	$6,321,265
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	2,750,000	3,355,385

		$9,676,650

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 52.2%
Fannie Mae, 5.05%, 1/01/2017 - 8/01/2019	$2,788,607	$2,839,314
Fannie Mae, 5.576%, 4/01/2017	45,768	45,772
Fannie Mae, 5.38%, 5/01/2017	1,794,694	1,795,160
Fannie Mae, 1.9%, 6/01/2017	755,303	755,273
Fannie Mae, 5.5%, 8/01/2017 - 12/01/2038	29,754,955	33,333,016
Fannie Mae, 6%, 8/01/2017 - 12/01/2037	7,746,652	8,870,284
Fannie Mae, 3.189%, 12/01/2017	2,302,820	2,320,330
Fannie Mae, 5.14%, 1/01/2018	88,565	90,861
Fannie Mae, 3.8%, 2/01/2018	1,597,885	1,626,657
Fannie Mae, 3.91%, 2/01/2018	1,590,630	1,620,076
Fannie Mae, 4%, 3/01/2018 - 2/01/2045	153,232,582	161,719,809
Fannie Mae, 3.99%, 4/01/2018	1,600,000	1,638,543
Fannie Mae, 5.37%, 5/01/2018	1,800,723	1,862,457
Fannie Mae, 2.578%, 9/25/2018	8,205,685	8,308,058
Fannie Mae, 5.6%, 1/01/2019	947,061	1,010,935
Fannie Mae, 5.47%, 2/01/2019	357,469	379,540
Fannie Mae, 5.1%, 3/01/2019	361,965	383,089
Fannie Mae, 5%, 4/01/2019 - 3/01/2042	31,112,613	34,089,570
Fannie Mae, 5.08%, 4/01/2019	735,127	787,939
Fannie Mae, 5.28%, 4/01/2019	623,403	670,182
Fannie Mae, 4.84%, 5/01/2019	625,767	669,190
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	85,946,661	92,812,560
Fannie Mae, 4.83%, 8/01/2019 - 9/01/2019	1,479,476	1,584,067
Fannie Mae, 4.84%, 8/01/2019	3,393,399	3,634,809
Fannie Mae, 4.67%, 9/01/2019	1,148,260	1,226,608
Fannie Mae, 4.94%, 9/01/2019	393,507	422,196
Fannie Mae, 4.88%, 3/01/2020	494,377	519,986
Fannie Mae, 4.14%, 8/01/2020	1,339,580	1,430,256
Fannie Mae, 5.19%, 9/01/2020	1,678,739	1,792,266
Fannie Mae, 2.152%, 1/25/2023	4,740,000	4,674,023
Fannie Mae, 2.41%, 5/01/2023	1,529,865	1,529,445
Fannie Mae, 2.55%, 5/01/2023	1,319,175	1,329,161
Fannie Mae, 2.59%, 5/01/2023	836,119	844,254
Fannie Mae, 3.78%, 10/01/2023	919,961	979,316
Fannie Mae, 4.5%, 5/01/2025	420,241	447,371
Fannie Mae, 3.59%, 9/01/2026	1,055,874	1,113,163
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	103,858,155	105,839,135
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	2,921,525	3,352,587
Fannie Mae, 3.5%, 1/01/2042 - 5/01/2046	85,171,132	87,693,025
Fannie Mae, FRN, 0.934%, 5/25/2018	3,868,674	3,868,395
Fannie Mae, TBA, 3%, 12/01/2031	1,849,000	1,901,581
Fannie Mae, TBA, 4%, 1/01/2046	12,300,000	12,938,063
Fannie Mae, TBA, 3.5%, 12/01/2046	4,614,000	4,738,542
Freddie Mac, 6%, 8/01/2017 - 10/01/2038	5,907,444	6,727,771
Freddie Mac, 3.154%, 2/25/2018	4,918,406	5,000,499
Freddie Mac, 2.412%, 8/25/2018	7,164,000	7,258,842
Freddie Mac, 5%, 9/01/2018 - 7/01/2041	11,838,673	13,020,049
Freddie Mac, 2.303%, 9/25/2018	2,438,882	2,472,356
Freddie Mac, 2.323%, 10/25/2018	4,782,514	4,857,703
Freddie Mac, 2.13%, 1/25/2019	10,345,975	10,443,985
Freddie Mac, 5.085%, 3/25/2019	6,865,000	7,338,929
Freddie Mac, 1.883%, 5/25/2019	1,100,000	1,108,278
Freddie Mac, 2.456%, 8/25/2019	4,923,000	5,018,157
Freddie Mac, 4.186%, 8/25/2019	2,800,000	2,973,032
Freddie Mac, 4.251%, 1/25/2020	3,106,000	3,321,120

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.313%, 3/25/2020	$6,978,000	$7,094,846
Freddie Mac, 4.224%, 3/25/2020	4,281,146	4,579,517
Freddie Mac, 3.808%, 8/25/2020	2,877,000	3,064,755
Freddie Mac, 3.034%, 10/25/2020	5,417,000	5,634,465
Freddie Mac, 2.856%, 1/25/2021	4,724,000	4,887,475
Freddie Mac, 5.5%, 4/01/2021 - 1/01/2038	7,968,449	8,950,606
Freddie Mac, 2.791%, 1/25/2022	6,917,000	7,125,571
Freddie Mac, 2.716%, 6/25/2022	4,738,552	4,854,406
Freddie Mac, 2.682%, 10/25/2022	2,394,000	2,441,004
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	15,417,281	16,621,164
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,707,201
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,852,158
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,448,843
Freddie Mac, 3.3%, 4/25/2023	4,629,861	4,875,696
Freddie Mac, 3.06%, 7/25/2023	2,074,000	2,152,735
Freddie Mac, 2.454%, 8/25/2023	4,795,000	4,798,714
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,876,331
Freddie Mac, 2.67%, 12/25/2024	10,788,000	10,808,417
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,116,288
Freddie Mac, 3.329%, 5/25/2025	9,024,000	9,433,086
Freddie Mac, 4%, 7/01/2025 - 9/01/2045	33,342,079	35,069,530
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,707,458
Freddie Mac, 2.745%, 1/25/2026	8,567,000	8,539,939
Freddie Mac, 2.673%, 3/25/2026	7,802,000	7,725,912
Freddie Mac, 6.5%, 5/01/2037	742,343	871,375
Freddie Mac, 3.5%, 12/01/2041 - 4/01/2046	91,480,728	94,092,749
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	63,206,976	63,163,871
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	6,438,088	7,291,009
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	15,882,039	17,421,803
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	3,159,396	3,362,119
Ginnie Mae, 3.5%, 12/15/2041 - 5/20/2046	62,354,948	65,112,779
Ginnie Mae, 3%, 7/20/2043	9,555,474	9,746,746
Ginnie Mae, 6.286%, 4/20/2058	171,008	181,627

		$1,116,637,780
Municipals - 0.4%
State of California, 5%, 8/01/2027	$5,165,000	$6,089,637
State of Illinois, 5.1%, 6/01/2033	3,550,000	3,481,059

		$9,570,696
Other Banks & Diversified Financials - 0.2%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$4,294,000	$4,284,768

Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$1,587,000	$1,605,555

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$3,250,571

U.S. Government Agencies and Equivalents - 2.9%
AID-Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,159,789
AID-Ukraine, 1.844%, 5/16/2019	7,271,000	7,260,072
AID-Ukraine, 1.847%, 5/29/2020	3,250,000	3,241,277
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	5,532,000	5,600,862
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	6,908,905

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Private Export Funding Corp., 2.25%, 3/15/2020	$1,681,000	$1,711,307
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,161,976
Private Export Funding Corp., 1.875%, 7/15/2018	5,330,000	5,383,844
Small Business Administration, 6.35%, 4/01/2021	129,956	138,513
Small Business Administration, 6.34%, 5/01/2021	162,710	173,356
Small Business Administration, 6.44%, 6/01/2021	167,846	177,559
Small Business Administration, 6.625%, 7/01/2021	194,430	207,673
Small Business Administration, 6.07%, 3/01/2022	210,387	225,048
Small Business Administration, 4.98%, 11/01/2023	302,563	325,456
Small Business Administration, 4.89%, 12/01/2023	652,507	689,810
Small Business Administration, 4.77%, 4/01/2024	743,754	785,645
Small Business Administration, 5.52%, 6/01/2024	366,631	392,540
Small Business Administration, 4.99%, 9/01/2024	659,755	704,510
Small Business Administration, 4.86%, 10/01/2024	398,709	422,077
Small Business Administration, 4.86%, 1/01/2025	844,846	891,848
Small Business Administration, 5.11%, 4/01/2025	619,957	666,396
Small Business Administration, 2.21%, 2/01/2033	2,480,872	2,452,087
Small Business Administration, 2.22%, 3/01/2033	4,367,241	4,323,680
Small Business Administration, 3.15%, 7/01/2033	4,137,456	4,287,424
Small Business Administration, 3.16%, 8/01/2033	1,552,641	1,607,346
Small Business Administration, 3.62%, 9/01/2033	1,582,084	1,665,651
Tennessee Valley Authority, 1.75%, 10/15/2018	4,231,000	4,274,003

		$62,838,654
U.S. Treasury Obligations - 33.8%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,817,878
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,728,889
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,354,545
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,167,839
U.S. Treasury Bonds, 4.375%, 2/15/2038	9,535,000	11,940,728
U.S. Treasury Bonds, 4.5%, 8/15/2039	46,334,300	58,643,655
U.S. Treasury Bonds, 3.125%, 2/15/2043	28,535,600	29,183,215
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	26,815,275
U.S. Treasury Bonds, 2.5%, 2/15/2045	69,448,000	62,364,860
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024	28,075,053	27,632,450
U.S. Treasury Notes, 4.75%, 8/15/2017	11,447,000	11,764,918
U.S. Treasury Notes, 2.625%, 4/30/2018	26,085,000	26,672,930
U.S. Treasury Notes, 2.75%, 2/15/2019	19,471,600	20,128,767
U.S. Treasury Notes, 1%, 6/30/2019	97,559,000	96,827,308
U.S. Treasury Notes, 1.625%, 6/30/2019	57,876,000	58,364,358
U.S. Treasury Notes, 2.625%, 8/15/2020	32,222,000	33,363,625
U.S. Treasury Notes, 2%, 11/30/2020	6,679,000	6,754,399
U.S. Treasury Notes, 3.125%, 5/15/2021 (f)	63,935,000	67,548,798
U.S. Treasury Notes, 1.75%, 5/15/2022	49,023,000	48,425,508
U.S. Treasury Notes, 2.5%, 8/15/2023	80,859,000	82,517,256
U.S. Treasury Notes, 2.75%, 2/15/2024	8,033,000	8,322,317
U.S. Treasury Notes, 2.5%, 5/15/2024	30,836,000	31,390,092

		$722,729,610
Utilities - Electric Power - 0.2%
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	$3,358,000	$3,373,081
Total Bonds		$2,116,836,068

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 6.2%
MFS Institutional Money Market Portfolio, 0.46% (v)	133,468,008	$133,468,008
Total Investments		$2,250,304,076

Other Assets, Less Liabilities - (5.1)%		(109,562,546)
Net Assets - 100.0%		$2,140,741,530

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,509,618, representing 0.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Futures Contracts at 11/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	15	$2,269,219	March - 2017	$(2,659)

At November 30, 2016, the fund had liquid securities with an aggregate value of $70,787 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$866,772,221	$—	$866,772,221
Non-U.S. Sovereign Debt	—	3,250,571	—	3,250,571
Municipal Bonds	—	9,570,696	—	9,570,696
U.S. Corporate Bonds	—	32,154,563	—	32,154,563
Residential Mortgage-Backed Securities	—	1,116,637,779	—	1,116,637,779
Commercial Mortgage-Backed Securities	—	67,604,644	—	67,604,644
Asset-Backed Securities (including CDOs)	—	12,782,503	—	12,782,503
Foreign Bonds	—	8,063,091	—	8,063,091
Mutual Funds	133,468,008	—	—	133,468,008
Total Investments	$133,468,008	$2,116,836,068	$—	$2,250,304,076

Other Financial Instruments
Futures Contracts	$(2,659)	$—	$—	$(2,659)

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,269,885,923
Gross unrealized appreciation	28,372,156
Gross unrealized depreciation	(47,954,003)
Net unrealized appreciation (depreciation)	$(19,581,847)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	163,241,753	421,078,971	(450,852,716)	133,468,008

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$135	$—	$215,288	$133,468,008

7

QUARTERLY REPORT

November 30, 2016

MFS® NEW DISCOVERY VALUE FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.1%
Aerospace - 1.8%
Leidos Holdings, Inc.	97,196	$4,976,435
ManTech International Corp., “A”	155,570	6,691,065

		$11,667,500
Automotive - 0.2%
Fenix Parts, Inc. (a)(l)	472,711	$1,621,399

Brokerage & Asset Managers - 2.5%
Apollo Global Management LLC, “A”	246,689	$4,751,230
NASDAQ, Inc.	70,093	4,492,260
Raymond James Financial, Inc.	104,692	7,531,542

		$16,775,032
Business Services - 2.3%
Forrester Research, Inc.	70,154	$2,869,299
PRA Group, Inc. (a)	117,185	4,212,800
Travelport Worldwide Ltd.	572,127	8,009,778

		$15,091,877
Chemicals - 0.7%
Ingevity Corp. (a)	82,405	$4,315,550

Computer Software - 0.3%
TiVo, Inc. (a)	89,217	$1,806,644

Computer Software - Systems - 2.7%
Model N, Inc. (a)	342,080	$3,061,616
NICE Systems Ltd., ADR	124,239	8,173,684
Verint Systems, Inc. (a)	182,491	6,852,537

		$18,087,837
Construction - 5.5%
Armstrong World Industries, Inc. (a)	118,114	$4,925,354
GMS, Inc. (a)	155,498	3,904,555
Owens Corning	148,669	7,638,613
Siteone Landscape Supply, Inc. (a)	164,936	5,525,356
Toll Brothers, Inc. (a)	254,886	7,559,918
TopBuild Corp. (a)	179,824	6,525,813

		$36,079,609
Consumer Products - 1.2%
Sensient Technologies Corp.	98,617	$7,701,002

Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. (a)	78,533	$3,001,531

Containers - 2.5%
Berry Plastics Group, Inc. (a)	140,649	$7,000,101
Graphic Packaging Holding Co.	517,139	6,500,437
Multi Packaging Solutions International Ltd. (a)	214,235	2,990,721

		$16,491,259

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 3.3%
MSC Industrial Direct Co., Inc., “A”	111,206	$9,935,144
TriMas Corp. (a)	284,785	6,108,638
WESCO International, Inc. (a)	86,538	5,875,930

		$21,919,712
Electronics - 3.2%
Integrated Device Technology, Inc. (a)	152,433	$3,566,932
OSI Systems, Inc. (a)	75,789	5,737,227
Plexus Corp. (a)	174,186	8,900,905
Ultratech, Inc. (a)	133,576	3,061,561

		$21,266,625
Energy - Independent - 1.8%
Cabot Oil & Gas Corp.	136,723	$3,024,313
Energen Corp. (a)	140,777	8,738,028

		$11,762,341
Engineering - Construction - 1.2%
KBR, Inc.	464,002	$7,753,473

Entertainment - 1.6%
International Speedway Corp.	140,804	$5,181,587
Parques Reunidos Servicios Centrales S.A.U. (a)	371,225	5,158,034

		$10,339,621
Food & Beverages - 1.2%
Cal-Maine Foods, Inc. (l)	83,221	$3,387,095
TreeHouse Foods, Inc. (a)	68,840	4,771,989

		$8,159,084
Health Maintenance Organizations - 0.6%
Molina Healthcare, Inc. (a)	78,947	$4,173,138

Insurance - 7.0%
Allied World Assurance Co.	203,010	$9,502,898
Aspen Insurance Holdings Ltd.	141,619	7,215,488
Everest Re Group Ltd.	36,832	7,754,978
Hanover Insurance Group, Inc.	75,048	6,498,406
Safety Insurance Group, Inc.	102,345	7,199,971
Third Point Reinsurance Ltd. (a)	350,513	4,153,579
Validus Holdings Ltd.	69,718	3,788,476

		$46,113,796
Leisure & Toys - 1.0%
Brunswick Corp.	127,436	$6,387,092

Machinery & Tools - 5.1%
Allison Transmission Holdings, Inc.	287,692	$9,542,744
Columbus McKinnon Corp.	110,617	2,911,439
Herman Miller, Inc.	92,823	3,016,748
ITT, Inc.	93,511	3,775,039
Regal Beloit Corp.	118,013	8,603,148
SPX FLOW, Inc. (a)	186,716	5,851,679

		$33,700,797

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 1.5%
Huntington Bancshares, Inc.	802,936	$10,004,583

Medical & Health Technology & Services - 4.0%
Community Health Systems, Inc. (a)	119,572	$650,472
HMS Holdings Corp. (a)	277,844	5,090,102
LifePoint Hospitals, Inc. (a)	154,631	8,496,973
MEDNAX, Inc. (a)	111,564	7,304,095
Premier, Inc., “A” (a)	156,833	4,726,947

		$26,268,589
Medical Equipment - 1.6%
Steris PLC	98,432	$6,458,124
VWR Corp. (a)	147,348	4,007,866

		$10,465,990
Natural Gas - Pipeline - 0.9%
Boardwalk Pipeline Partners LP	354,998	$6,095,316

Network & Telecom - 1.4%
Ixia (a)	674,279	$9,271,336

Oil Services - 2.4%
Forum Energy Technologies, Inc. (a)	216,628	$4,711,659
Frank’s International N.V. (l)	352,894	4,442,935
Superior Energy Services, Inc.	205,065	3,535,321
Tesco Corp. (a)	423,573	3,282,691

		$15,972,606
Other Banks & Diversified Financials - 18.0%
Air Lease Corp.	191,846	$6,879,598
Berkshire Hills Bancorp, Inc.	261,427	8,875,447
Brookline Bancorp, Inc.	490,567	7,309,448
East West Bancorp, Inc.	127,243	6,092,395
Element Fleet Management Corp.	786,684	6,559,116
Encore Capital Group, Inc. (a)	189,026	5,188,764
First Interstate BancSystem, Inc.	234,665	8,858,604
Glacier Bancorp, Inc.	215,751	7,400,259
Lakeland Financial Corp.	167,216	7,056,515
Sandy Spring Bancorp, Inc.	209,872	7,639,341
Santander Consumer USA Holdings, Inc. (a)	331,510	4,568,208
TCF Financial Corp.	638,755	11,082,399
Texas Capital Bancshares, Inc. (a)	81,801	5,951,023
UMB Financial Corp.	100,297	7,624,578
Valley National Bancorp	630,701	7,152,149
Wintrust Financial Corp.	158,102	10,409,436

		$118,647,280
Pollution Control - 1.5%
Advanced Disposal Services, Inc. (a)	151,447	$3,038,027
Clean Harbors, Inc. (a)	132,749	7,015,785

		$10,053,812
Real Estate - 5.7%
Annaly Mortgage Management, Inc., REIT	237,420	$2,426,432
Corporate Office Properties Trust, REIT	229,606	6,571,324

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Medical Properties Trust, Inc., REIT	621,822	$7,412,118
Select Income, REIT	330,076	8,067,057
STAG Industrial, Inc., REIT	271,924	6,420,126
Store Capital Corp., REIT	271,937	6,722,283

		$37,619,340
Special Products & Services - 1.2%
Hostess Brands, Inc. (a)	592,008	$7,666,504

Specialty Chemicals - 3.7%
A. Schulman, Inc.	149,479	$4,977,651
Ferro Corp. (a)	526,223	7,788,100
Ferroglobe PLC	587,648	6,705,064
Ferroglobe Representation and Warranty Insurance Trust (a)	566,663	0
Univar, Inc. (a)	186,506	4,643,999

		$24,114,814
Specialty Stores - 3.1%
Citi Trends, Inc.	231,157	$4,012,886
Express, Inc. (a)	333,379	4,453,943
Tuesday Morning Corp. (a)	591,469	2,750,331
Urban Outfitters, Inc. (a)	147,002	4,645,263
Zumiez, Inc. (a)	172,468	4,277,206

		$20,139,629
Trucking - 3.7%
Knight Transportation, Inc.	325,253	$11,383,855
Marten Transport Ltd.	323,751	7,883,337
Swift Transportation Co. (a)	208,139	5,197,231

		$24,464,423
Utilities - Electric Power - 4.2%
El Paso Electric Co.	237,642	$10,705,772
PNM Resources, Inc.	239,731	7,575,500
Portland General Electric Co.	224,999	9,359,959

		$27,641,231
Total Common Stocks		$652,640,372

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.46% (v)	13,688,876	$13,688,876

Collateral for Securities Loaned - 0.3%
State Street Navigator Securities Lending U.S. Government Fund, 0.26% (j)	1,940,852	$1,940,852
Total Investments		$668,270,100

Other Assets, Less Liabilities - (1.5)%		(10,123,027)
Net Assets - 100.0%		$658,147,073

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$652,640,372	$—	$0	$652,640,372
Mutual Funds	15,629,728	—	—	15,629,728
Total Investments	$668,270,100	$—	$0	$668,270,100

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 2/29/16	$—
Received as part of corporate action	0
Balance as of 11/30/16	$0

The net change in unrealized appreciation (depreciation) from investments held as level 3 at November 30, 2016 is $0. At November 30, 2016, the fund held 1 level 3 security.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$560,971,636
Gross unrealized appreciation	119,504,968
Gross unrealized depreciation	(12,206,504)
Net unrealized appreciation (depreciation)	$107,298,464

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,365,520	189,235,687	(185,912,331)	13,688,876

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(108)	$—	$28,475	$13,688,876

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 13, 2017

*	Print name and title of each signing officer under his or her signature.